Restricted Cash	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Restricted Cash

3. Restricted cash

Restricted cash mainly represents (i) cash held by the consolidated trusts through segregated bank accounts; (ii) security deposits held in designated bank accounts for issuance of bank acceptance and letter of guarantee and (iii) time deposits that are pledged for short-term bank loans. Such restricted cash is not available to fund the general liquidity needs of the Company.